Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 99	$ 0	$ 3	$ 512,379	$ (196,119)	$ 0	$ 316,362
Beginning balance,shares at Dec. 31, 2018	9,942,950	14,000	250,000
Issuance of Restricted Stock Units (Note 17)	$ 0	$ 0	$ 0	1,717	0	0	1,717
Issuance of Class A common shares, net of offering costs (Notes 16 and 17)	$ 76	0	0	50,634	0	0	50,710
Issuance of Class A common shares, net of offering costs (Notes 16 and 17)	7,613,788
Net Income for the year	$ 0	0	0	0	39,838	0	39,838
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(3,081)	0	(3,081)
Issuance of Series B Preferred shares, net of offering costs (Note 7)	0	$ 0	0	856	0	0	856
Issuance of Series B Preferred Shares, net of offering costs, shares		428
Other comprehensive income							0
Class A common shares dividend (Note 16)							0
Ending balance, value at Dec. 31, 2019	$ 175	$ 0	$ 3	565,586	(159,362)	0	406,402
Ending balance,shares at Dec. 31, 2019	17,556,738	14,428	250,000
Issuance of Restricted Stock Units (Note 17)	$ 0	$ 0	$ 0	1,998	0	0	1,998
Issuance of Class A common shares, net of offering costs (Notes 16 and 17)	$ 2	0	0	(76)	0	0	(74)
Issuance of Class A common shares, net of offering costs (Notes 16 and 17)	184,270
Net Income for the year	$ 0	0	0	0	41,563	0	41,563
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(3,995)	0	(3,995)
Issuance of Series B Preferred shares, net of offering costs (Note 7)	0	$ 0	0	18,847	0	0	18,847
Issuance of Series B Preferred Shares, net of offering costs, shares		8,394
Other comprehensive income							0
Class A common shares dividend (Note 16)							0
Ending balance, value at Dec. 31, 2020	$ 177	$ 0	$ 3	586,355	(121,794)	0	464,741
Ending balance,shares at Dec. 31, 2020	17,741,008	22,822	250,000
Issuance of Restricted Stock Units (Note 17)	$ 8	$ 0	$ 0	3,502	0	0	3,510
Issuance of Class A common shares, net of offering costs (Notes 16 and 17)	55	0	0	67,494	0	0	67,549
Conversion of Series C Preferred shares to Class A common shares (Note 16)	$ 130	0	(3)	(127)	0	0	0
Issuance of Class A common shares, net of offering costs (Notes 16 and 17)	5,541,959
Net Income for the year	$ 0	0	0	0	171,495	0	171,495
Series B Preferred Shares dividend (Note 16)	0	0	0	0	(8,263)	0	(8,263)
Issuance of Series B Preferred shares, net of offering costs (Note 7)	$ 0	$ 0	$ 0	51,234	0	0	51,234
Issuance of Series B Preferred Shares, net of offering costs, shares		20,770
Issuance of Restricted Stock Units (Note 17)	747,604
Conversion of Series C Preferred shares to Class A common shares (Note 16)	12,955,188
Conversion of Series C Preferred shares to Class A common shares (Note 16)			(250,000)
Cancellation of Class A common shares (Note 16)	$ (5)	$ 0	$ 0	(9,995)	0	0	(10,000)
Cancellation of Class A common shares (Note 16)	(521,650)
Other comprehensive income	$ 0	0	0	0	0	227	227
Class A common shares dividend (Note 16)	0	0	0	0	(27,940)	0	(27,940)
Ending balance, value at Dec. 31, 2021	$ 365	$ 0	$ 0	$ 698,463	$ 13,498	$ 227	$ 712,553
Ending balance,shares at Dec. 31, 2021	36,464,109	43,592	0